SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ (74,030)
Property and equipment, gross	1,255,943
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,162,510
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	105,715
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,744
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,004